Borrowings and Subordinated Debentures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Other Borrowings and Subordinated Debt
Borrowings and subordinated debt was as follows:

(in Thousands)	June 30, 2022	December 31, 2021
Long-term FHLB advances	$—	$—
Subordinated Debt	40,585	20,696
Federal Reserve PPPLF	1,639	19,814

Total	$42,224	$40,510

Other borrowings and subordinated debt was as follows:

(in Thousands)	December 31, 2021	December 31, 2020
Long-term FHLB advances	$—	$1,120
Subordinated Debt	20,696	—
Federal Reserve PPPLF	19,814	—

Total Long-term borrowings	$40,510	$1,120